Reduction in Workforce	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Reduction in Workforce
13. Reduction in Workforce
In December 2019, the Company’s Board of Directors approved a restructuring plan to reduce operating costs and better align the Company’s workforce with its business needs following the Company’s November 2019 announcement regarding that top line data from the PROTECTOR 1 Phase 3 study, evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint, and that the Company has stopped the development of RTB101 in this indication.
Under the restructuring plan, the Company reduced its workforce by 8 employees (approximately 22% of total employees) in 2019. Affected employees are eligible to receive severance payments and outplacement services in connection with the reduction. In January 2020, the Company further reduced its workforce by 2 employees. No additional reductions were made during the six months ended June 30, 2020. The Company recorded additional restructuring charges of approximately $0 and $0.1 million related to severance payments and other employee-related costs, during the three and six months ended June 30, 2020, respectively. As of June 30, 2020, all of the restructuring charges had been paid.
The following table shows the total amount expected to be incurred and the liability related to the 2019 restructuring as of June 30, 2020:

One-time Employee Termination Benefits
(In thousands)
Accrued restructuring costs as of December 31, 2019	$516
Restructuring charges incurred during the year	112
Amounts paid during the year	(628)

Accrued restructuring costs as of June 30, 2020	$—

No other restructuring costs are expected to be incurred.
The following table summarizes the restructuring charges reported in the consolidated statements of operations and comprehensive loss for the six months ended June 30, 2020:

	Cash	Non-cash	Total Expenses
	(In thousands)
Research and development	$112	$—	$112
General and administrative	—	—	—

Total	$112	$—	$112

15. Reduction in Workforce
In December 2019, the Company’s Board of Directors approved a restructuring plan to reduce operating costs and better align the Company’s workforce with its business needs following the Company’s November
2019 announcement regarding that top line data from the PROTECTOR 1 Phase 3 study, evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint, and that the Company has stopped the development of RTB101 in this indication.
Under the restructuring plan, the Company reduced its workforce by 8 employees (approximately 22% of total employees). Affected employees are eligible to receive severance payments and outplacement services in connection with the reduction. During the year ended December 31, 2019, the Company recorded aggregate restructuring charges of approximately $0.6 million related to severance payments and other employee-related costs. The Company does not expect to incur any additional significant costs associated with this restructuring. During the year ended December 31, 2019, $66,000 of the estimated restructuring charges were paid. The Company expects the remaining accrued restructuring costs of $0.5 million will be paid in the next 12 months.
The following table shows the total amount expected to be incurred and the liability related to the 2019 restructuring as of December 31, 2019:

One-time Employee Termination Benefits
(In thousands)
Accrued restructuring costs beginning balance	$—
Restructuring charges incurred during the year	582
Amounts paid during the year	(66)

Accrued restructuring costs as of December 31, 2019	$516

The following table summarizes the restructuring charges reported in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019:

	Cash	Non-cash	Total Expenses
	(In thousands)
Research and development	$306	$—	$306
General and administrative	276	—	276

Total	$582	$—	$582